Quarterly Report
December 31, 2022
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
December 31, 2022 (Unaudited)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	10

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,098,750	$731,362,100
A.O. Smith Corp.	1,411,295	80,782,526
Abbott Laboratories	19,231,046	2,111,376,540
AbbVie, Inc.	19,512,880	3,153,476,537
Accenture PLC Class A	6,943,191	1,852,721,086
Activision Blizzard, Inc.	7,827,166	599,169,557
Adobe, Inc. (a)	5,145,805	1,731,717,757
Advance Auto Parts, Inc.	665,986	97,919,922
Advanced Micro Devices, Inc. (a)	17,760,500	1,150,347,585
AES Corp.	7,258,888	208,765,619
Aflac, Inc.	6,324,484	454,983,379
Agilent Technologies, Inc.	3,280,587	490,939,845
Air Products & Chemicals, Inc.	2,447,241	754,386,511
Akamai Technologies, Inc. (a)	1,746,132	147,198,928
Alaska Air Group, Inc. (a)	1,362,649	58,512,148
Albemarle Corp.	1,292,486	280,288,514
Alexandria Real Estate Equities, Inc. REIT	1,627,695	237,106,331
Align Technology, Inc. (a)	800,178	168,757,540
Allegion PLC	976,907	102,829,231
Alliant Energy Corp.	2,725,860	150,494,731
Allstate Corp.	2,972,687	403,096,357
Alphabet, Inc. Class A (a)	65,904,122	5,814,720,684
Alphabet, Inc. Class C (a)	58,421,045	5,183,699,323
Altria Group, Inc.	19,802,017	905,150,197
Amazon.com, Inc. (a)	97,928,593	8,226,001,812
Amcor PLC	16,537,961	196,967,116
Ameren Corp.	2,852,379	253,633,541
American Airlines Group, Inc. (a)	7,043,774	89,596,805
American Electric Power Co., Inc.	5,669,746	538,342,383
American Express Co.	6,595,067	974,421,149
American International Group, Inc.	8,197,819	518,430,074
American Tower Corp. REIT	5,137,357	1,088,400,454
American Water Works Co., Inc.	2,006,299	305,800,094
Common Stocks	Shares	Value
Ameriprise Financial, Inc.	1,189,655	$370,422,877
AmerisourceBergen Corp.	1,787,030	296,128,741
AMETEK, Inc.	2,517,936	351,806,018
Amgen, Inc.	5,881,625	1,544,749,990
Amphenol Corp. Class A	6,566,069	499,940,494
Analog Devices, Inc.	5,717,478	937,837,916
ANSYS, Inc. (a)	949,091	229,290,895
Aon PLC Class A	2,282,390	685,036,535
APA Corp.	3,590,091	167,585,448
Apple, Inc.	164,993,165	21,437,561,928
Applied Materials, Inc.	9,492,360	924,366,017
Aptiv PLC (a)	2,989,666	278,427,595
Arch Capital Group, Ltd. (a)	4,081,086	256,210,579
Archer-Daniels-Midland Co.	6,061,137	562,776,570
Arista Networks, Inc. (a)	2,709,660	328,817,241
Arthur J Gallagher & Co.	2,313,010	436,094,905
Assurant, Inc.	585,634	73,239,388
AT&T, Inc.	78,636,825	1,447,703,948
Atmos Energy Corp.	1,524,218	170,819,111
Autodesk, Inc. (a)	2,386,177	445,904,896
Automatic Data Processing, Inc.	4,567,481	1,090,988,512
AutoZone, Inc. (a)	209,506	516,679,507
AvalonBay Communities, Inc. REIT	1,543,697	249,337,939
Avery Dennison Corp.	902,727	163,393,587
Baker Hughes Co.	11,125,686	328,541,508
Ball Corp.	3,455,534	176,716,009
Bank of America Corp.	77,009,599	2,550,557,919
Bank of New York Mellon Corp.	8,086,299	368,088,330
Bath & Body Works, Inc.	2,507,259	105,655,894
Baxter International, Inc.	5,519,062	281,306,590
Becton Dickinson & Co.	3,135,571	797,375,705
Berkshire Hathaway, Inc. Class B (a)	19,879,596	6,140,807,204
Best Buy Co., Inc.	2,218,894	177,977,488
Biogen, Inc. (a)	1,593,585	441,295,558
Bio-Rad Laboratories, Inc. Class A (a)	234,194	98,476,235

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Bio-Techne Corp.	1,694,564	$140,445,464
BlackRock, Inc.	1,657,658	1,174,666,189
Boeing Co. (a)	6,181,442	1,177,502,887
Booking Holdings, Inc. (a)	428,002	862,543,871
BorgWarner, Inc.	2,621,742	105,525,115
Boston Properties, Inc. REIT	1,546,870	104,537,475
Boston Scientific Corp. (a)	15,803,736	731,238,865
Bristol-Myers Squibb Co.	23,448,627	1,687,128,713
Broadcom, Inc.	4,468,759	2,498,617,220
Broadridge Financial Solutions, Inc.	1,298,217	174,129,846
Brown & Brown, Inc.	2,545,877	145,038,613
Brown-Forman Corp. Class B	1,989,524	130,671,936
C.H. Robinson Worldwide, Inc.	1,362,989	124,795,273
Cadence Design Systems, Inc. (a)	3,013,331	484,061,492
Caesars Entertainment, Inc. (a)	2,336,949	97,217,078
Camden Property Trust REIT	1,167,611	130,632,319
Campbell Soup Co.	2,225,749	126,311,256
Capital One Financial Corp.	4,220,609	392,347,813
Cardinal Health, Inc.	2,892,274	222,329,102
CarMax, Inc. (a)	1,774,053	108,022,087
Carnival Corp. (a)	10,691,322	86,172,055
Carrier Global Corp.	9,255,086	381,772,297
Catalent, Inc. (a)	1,957,606	88,111,846
Caterpillar, Inc.	5,741,897	1,375,528,845
Cboe Global Markets, Inc.	1,161,523	145,736,291
CBRE Group, Inc. Class A (a)	3,530,467	271,704,740
CDW Corp.	1,479,920	264,284,114
Celanese Corp.	1,095,997	112,054,733
Centene Corp. (a)	6,285,747	515,494,111
CenterPoint Energy, Inc.	6,863,700	205,842,363
Common Stocks	Shares	Value
Ceridian HCM Holding, Inc. (a)	1,683,134	$107,973,046
CF Industries Holdings, Inc.	2,191,291	186,697,993
Charles River Laboratories International, Inc. (a)	547,261	119,248,172
Charles Schwab Corp.	16,787,967	1,397,766,132
Charter Communications, Inc. Class A (a)	1,185,136	401,879,618
Chevron Corp.	19,628,145	3,523,055,746
Chipotle Mexican Grill, Inc. (a)	305,096	423,317,649
Chubb, Ltd.	4,592,336	1,013,069,322
Church & Dwight Co., Inc.	2,662,672	214,637,990
Cigna Corp.	3,373,425	1,117,750,639
Cincinnati Financial Corp.	1,750,296	179,212,807
Cintas Corp.	945,737	427,113,744
Cisco Systems, Inc.	45,303,955	2,158,280,416
Citigroup, Inc.	21,370,365	966,581,609
Citizens Financial Group, Inc.	5,408,673	212,939,456
Clorox Co.	1,337,877	187,744,279
CME Group, Inc.	3,969,079	667,440,325
CMS Energy Corp.	3,165,358	200,462,122
Coca-Cola Co.	42,943,662	2,731,646,340
Cognizant Technology Solutions Corp. Class A	5,687,449	325,265,208
Colgate-Palmolive Co.	9,186,277	723,786,765
Comcast Corp. Class A	47,598,821	1,664,530,770
Comerica, Inc.	1,447,294	96,751,604
Conagra Brands, Inc.	5,231,447	202,456,999
ConocoPhillips	13,748,857	1,622,365,126
Consolidated Edison, Inc.	3,915,459	373,182,397
Constellation Brands, Inc. Class A	1,790,978	415,059,151
Constellation Energy Corp.	3,608,026	311,047,921
Cooper Cos., Inc.	536,288	177,334,353
Copart, Inc. (a)	4,728,195	287,899,794

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Corning, Inc.	8,332,371	$266,135,930
Corteva, Inc.	7,893,648	463,988,629
CoStar Group, Inc. (a)	4,487,312	346,779,471
Costco Wholesale Corp.	4,883,716	2,229,416,354
Coterra Energy, Inc.	8,739,543	214,730,572
Crown Castle, Inc. REIT	4,777,962	648,082,766
CSX Corp.	23,197,257	718,651,022
Cummins, Inc.	1,548,782	375,254,391
CVS Health Corp.	14,497,814	1,351,051,287
D.R. Horton, Inc.	3,476,416	309,887,722
Danaher Corp.	7,228,806	1,918,669,689
Darden Restaurants, Inc.	1,347,989	186,467,318
DaVita, Inc. (a)	612,414	45,728,953
Deere & Co.	3,030,659	1,299,425,353
Delta Air Lines, Inc. (a)	6,970,195	229,040,608
DENTSPLY SIRONA, Inc.	2,379,881	75,775,411
Devon Energy Corp.	7,199,625	442,848,934
DexCom, Inc. (a)	4,303,840	487,366,842
Diamondback Energy, Inc.	1,954,340	267,314,625
Digital Realty Trust, Inc. REIT	3,159,749	316,828,032
Discover Financial Services	3,003,380	293,820,665
DISH Network Corp. Class A (a)	2,714,967	38,118,137
Dollar General Corp.	2,492,917	613,880,811
Dollar Tree, Inc. (a)	2,320,904	328,268,662
Dominion Energy, Inc.	9,153,226	561,275,818
Domino's Pizza, Inc.	394,349	136,602,494
Dover Corp.	1,568,127	212,340,077
Dow, Inc.	7,898,597	398,010,303
DTE Energy Co.	2,111,087	248,116,055
Duke Energy Corp.	8,496,711	875,076,266
DuPont de Nemours, Inc.	5,508,176	378,026,119
DXC Technology Co. (a)	2,526,723	66,958,160
Eastman Chemical Co.	1,350,900	110,017,296
Eaton Corp. PLC	4,379,207	687,316,539
eBay, Inc.	6,042,101	250,565,928
Ecolab, Inc.	2,710,883	394,596,129
Edison International	4,213,528	268,064,651
Common Stocks	Shares	Value
Edwards Lifesciences Corp. (a)	6,825,374	$509,241,154
Electronic Arts, Inc.	2,904,241	354,840,165
Elevance Health, Inc.	2,639,501	1,353,984,828
Eli Lilly & Co.	8,701,789	3,183,462,488
Emerson Electric Co.	6,510,157	625,365,681
Enphase Energy, Inc. (a)	1,489,001	394,525,705
Entergy Corp.	2,228,709	250,729,762
EOG Resources, Inc.	6,480,917	839,408,370
EPAM Systems, Inc. (a)	630,777	206,730,854
EQT Corp.	4,013,237	135,767,808
Equifax, Inc.	1,350,904	262,561,701
Equinix, Inc. REIT	1,021,007	668,790,215
Equity Residential REIT	3,710,719	218,932,421
Essex Property Trust, Inc. REIT	708,443	150,133,241
Estee Lauder Cos., Inc. Class A	2,540,571	630,341,071
Etsy, Inc. (a)	1,383,307	165,692,512
Everest Re Group, Ltd.	434,032	143,781,781
Evergy, Inc.	2,492,102	156,827,979
Eversource Energy	3,808,543	319,308,245
Exelon Corp.	10,903,230	471,346,633
Expedia Group, Inc. (a)	1,642,611	143,892,724
Expeditors International of Washington, Inc.	1,799,166	186,969,331
Extra Space Storage, Inc. REIT	1,457,411	214,501,751
Exxon Mobil Corp.	45,439,646	5,011,992,954
F5, Inc. (a)	653,944	93,847,503
FactSet Research Systems, Inc.	412,320	165,426,907
Fastenal Co.	6,260,332	296,238,910
Federal Realty Investment Trust REIT	806,603	81,499,167
FedEx Corp.	2,641,665	457,536,378
Fidelity National Information Services, Inc.	6,547,212	444,228,334
Fifth Third Bancorp	7,573,629	248,490,767
First Republic Bank	2,008,587	244,826,669
First Solar, Inc. (a)	1,093,904	163,855,880
FirstEnergy Corp.	5,968,546	250,320,819

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Fiserv, Inc. (a)	7,033,024	$710,827,736
FleetCor Technologies, Inc. (a)	824,498	151,443,793
FMC Corp.	1,385,103	172,860,854
Ford Motor Co.	43,422,193	505,000,105
Fortinet, Inc. (a)	7,197,133	351,867,832
Fortive Corp.	3,903,103	250,774,368
Fox Corp. Class A	3,371,332	102,387,353
Fox Corp. Class B	1,613,724	45,910,448
Franklin Resources, Inc.	2,995,734	79,027,463
Freeport-McMoRan, Inc.	15,722,713	597,463,094
Garmin, Ltd.	1,696,280	156,549,681
Gartner, Inc. (a)	869,801	292,374,908
Gen Digital, Inc.	6,334,807	135,754,914
Generac Holdings, Inc. (a)	687,540	69,207,776
General Dynamics Corp.	2,472,220	613,382,504
General Electric Co.	12,018,350	1,007,017,546
General Mills, Inc.	6,551,551	549,347,551
General Motors Co.	15,675,591	527,326,881
Genuine Parts Co.	1,559,968	270,670,048
Gilead Sciences, Inc.	13,839,034	1,188,081,069
Global Payments, Inc.	3,048,511	302,778,113
Globe Life, Inc.	995,100	119,959,305
Goldman Sachs Group, Inc.	3,751,672	1,288,249,131
Halliburton Co.	10,019,224	394,256,464
Hartford Financial Services Group, Inc.	3,554,019	269,501,261
Hasbro, Inc.	1,401,687	85,516,924
HCA Healthcare, Inc.	2,367,940	568,210,882
Healthpeak Properties, Inc. REIT	5,870,572	147,175,240
Henry Schein, Inc. (a)	1,521,118	121,491,695
Hershey Co.	1,614,912	373,965,172
Hess Corp.	3,037,087	430,719,678
Hewlett Packard Enterprise Co.	14,229,783	227,107,337
Hilton Worldwide Holdings, Inc.	3,013,085	380,733,421
Hologic, Inc. (a)	2,755,635	206,149,054
Home Depot, Inc.	11,289,027	3,565,752,068
Common Stocks	Shares	Value
Honeywell International, Inc.	7,407,204	$1,587,363,817
Hormel Foods Corp.	3,181,733	144,927,938
Host Hotels & Resorts, Inc. REIT	7,740,197	124,230,162
Howmet Aerospace, Inc.	4,060,816	160,036,759
HP, Inc.	10,010,988	268,995,248
Humana, Inc.	1,396,994	715,526,357
Huntington Bancshares, Inc.	15,779,214	222,486,917
Huntington Ingalls Industries, Inc.	437,214	100,856,526
IDEX Corp.	827,717	188,992,623
IDEXX Laboratories, Inc. (a)	915,603	373,529,400
Illinois Tool Works, Inc.	3,097,783	682,441,595
Illumina, Inc. (a)	1,735,502	350,918,504
Incyte Corp. (a)	2,048,824	164,561,544
Ingersoll Rand, Inc.	4,411,815	230,517,334
Intel Corp.	45,535,841	1,203,512,278
Intercontinental Exchange, Inc. (b)	6,133,760	629,262,438
International Business Machines Corp.	9,975,849	1,405,497,366
International Flavors & Fragrances, Inc.	2,813,017	294,916,702
International Paper Co.	3,976,964	137,722,263
Interpublic Group of Cos., Inc.	4,287,443	142,814,726
Intuit, Inc.	3,109,994	1,210,471,865
Intuitive Surgical, Inc. (a)	3,922,880	1,040,936,208
Invesco, Ltd.	5,001,059	89,969,051
Invitation Homes, Inc. REIT	6,374,331	188,935,171
IQVIA Holdings, Inc. (a)	2,050,249	420,075,518
Iron Mountain, Inc. REIT	3,164,509	157,750,774
Jack Henry & Associates, Inc.	803,870	141,127,417
Jacobs Solutions, Inc.	1,418,283	170,293,240
JB Hunt Transport Services, Inc.	915,752	159,670,519
JM Smucker Co.	1,179,780	186,947,939
Johnson & Johnson	28,879,193	5,101,509,443

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Johnson Controls International PLC	7,573,100	$484,678,400
JPMorgan Chase & Co.	32,364,118	4,340,028,224
Juniper Networks, Inc.	3,540,678	113,160,069
Kellogg Co.	2,824,270	201,200,995
Keurig Dr. Pepper, Inc.	9,341,101	333,103,662
KeyCorp.	10,154,184	176,885,885
Keysight Technologies, Inc. (a)	1,978,664	338,490,050
Kimberly-Clark Corp.	3,711,987	503,902,235
Kimco Realty Corp. REIT	6,741,631	142,787,745
Kinder Morgan, Inc.	21,798,886	394,123,859
KLA Corp.	1,559,194	587,862,914
Kraft Heinz Co.	8,757,763	356,528,532
Kroger Co.	7,189,395	320,503,229
L3Harris Technologies, Inc.	2,102,096	437,677,408
Laboratory Corp. of America Holdings	994,618	234,212,647
Lam Research Corp.	1,506,005	632,973,901
Lamb Weston Holdings, Inc.	1,579,628	141,155,558
Las Vegas Sands Corp. (a)	3,612,785	173,666,575
Leidos Holdings, Inc.	1,499,790	157,762,910
Lennar Corp. Class A	2,803,924	253,755,122
Lincoln National Corp.	1,703,422	52,329,124
Linde PLC	5,454,894	1,779,277,325
Live Nation Entertainment, Inc. (a)	1,561,877	108,925,302
LKQ Corp.	2,866,835	153,117,657
Lockheed Martin Corp.	2,573,528	1,251,995,637
Loews Corp.	2,144,914	125,112,834
Lowe's Cos., Inc.	6,848,749	1,364,544,751
Lumen Technologies, Inc.	10,060,244	52,514,474
LyondellBasell Industries NV Class A	2,797,825	232,303,410
M&T Bank Corp.	1,931,732	280,217,044
Marathon Oil Corp.	7,007,054	189,680,952
Marathon Petroleum Corp.	5,170,967	601,848,849
MarketAxess Holdings, Inc.	413,696	115,375,677
Common Stocks	Shares	Value
Marriott International, Inc. Class A	2,968,742	$442,015,996
Marsh & McLennan Cos., Inc.	5,486,380	907,886,162
Martin Marietta Materials, Inc.	679,659	229,704,352
Masco Corp.	2,479,898	115,736,840
Mastercard, Inc. Class A	9,371,500	3,258,751,695
Match Group, Inc. (a)	3,089,400	128,179,206
McCormick & Co., Inc.	2,765,085	229,197,896
McDonald's Corp.	8,079,248	2,129,124,225
McKesson Corp.	1,581,043	593,080,850
Medtronic PLC	14,665,379	1,139,793,256
Merck & Co., Inc.	27,974,568	3,103,778,320
Meta Platforms, Inc. Class A (a)	24,811,095	2,985,767,172
MetLife, Inc.	7,368,754	533,276,727
Mettler-Toledo International, Inc. (a)	247,331	357,504,594
MGM Resorts International	3,588,508	120,322,673
Microchip Technology, Inc.	6,054,793	425,349,208
Micron Technology, Inc.	11,995,418	599,530,992
Microsoft Corp.	82,250,002	19,725,195,480
Mid-America Apartment Communities, Inc. REIT	1,254,653	196,967,974
Moderna, Inc. (a)	3,645,337	654,775,432
Mohawk Industries, Inc. (a)	564,602	57,713,616
Molina Healthcare, Inc. (a)	639,430	211,152,575
Molson Coors Beverage Co. Class B	2,065,100	106,393,952
Mondelez International, Inc. Class A	15,070,294	1,004,435,095
Monolithic Power Systems, Inc.	488,252	172,650,790
Monster Beverage Corp. (a)	4,229,623	429,433,623
Moody's Corp.	1,734,701	483,322,393
Morgan Stanley	14,545,699	1,236,675,329

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Mosaic Co.	3,797,295	$166,587,332
Motorola Solutions, Inc.	1,832,969	472,374,441
MSCI, Inc.	888,292	413,206,790
Nasdaq, Inc.	3,727,338	228,672,186
NetApp, Inc.	2,441,720	146,649,703
Netflix, Inc. (a)	4,910,149	1,447,904,737
Newell Brands, Inc.	4,147,630	54,251,000
Newmont Corp.	8,704,918	410,872,130
News Corp. Class A	4,289,342	78,066,024
News Corp. Class B	1,345,354	24,808,328
NextEra Energy, Inc.	21,925,872	1,833,002,899
NIKE, Inc. Class B	13,893,436	1,625,670,946
NiSource, Inc.	4,447,369	121,946,858
Nordson Corp.	593,176	141,009,799
Norfolk Southern Corp.	2,554,328	629,437,506
Northern Trust Corp.	2,269,991	200,871,504
Northrop Grumman Corp.	1,597,359	871,535,044
Norwegian Cruise Line Holdings, Ltd. (a)	4,558,808	55,799,810
NRG Energy, Inc.	2,586,794	82,311,785
Nucor Corp.	2,879,713	379,574,971
NVIDIA Corp.	27,504,376	4,019,489,509
NVR, Inc. (a)	33,931	156,509,452
NXP Semiconductors NV	2,885,189	455,946,418
Occidental Petroleum Corp.	8,022,828	505,357,936
Old Dominion Freight Line, Inc.	1,007,252	285,837,973
Omnicom Group, Inc.	2,250,213	183,549,874
ON Semiconductor Corp. (a)	4,762,714	297,050,472
ONEOK, Inc.	4,931,536	324,001,915
Oracle Corp.	16,956,941	1,386,060,357
O'Reilly Automotive, Inc. (a)	690,536	582,833,100
Organon & Co.	2,775,459	77,518,570
Otis Worldwide Corp.	4,615,185	361,415,137
PACCAR, Inc.	3,837,143	379,762,043
Packaging Corp. of America	1,035,134	132,403,990
Paramount Global Class B	5,551,662	93,712,055
Common Stocks	Shares	Value
Parker-Hannifin Corp.	1,405,809	$409,090,419
Paychex, Inc.	3,539,066	408,974,467
Paycom Software, Inc. (a)	536,315	166,423,908
PayPal Holdings, Inc. (a)	12,578,801	895,862,207
Pentair PLC	1,805,459	81,209,546
PepsiCo, Inc.	15,201,083	2,746,227,655
PerkinElmer, Inc.	1,377,869	193,204,791
Pfizer, Inc.	61,935,476	3,173,573,790
PG&E Corp. (a)	17,764,562	288,851,778
Philip Morris International, Inc.	17,104,556	1,731,152,113
Phillips 66	5,275,198	549,042,608
Pinnacle West Capital Corp.	1,236,022	93,987,113
Pioneer Natural Resources Co.	2,624,060	599,309,063
PNC Financial Services Group, Inc.	4,450,073	702,844,530
Pool Corp.	436,476	131,959,789
PPG Industries, Inc.	2,584,264	324,945,355
PPL Corp.	8,085,645	236,262,547
Principal Financial Group, Inc.	2,546,915	213,737,107
Procter & Gamble Co.	26,146,506	3,962,764,449
Progressive Corp.	6,455,535	837,347,445
Prologis, Inc. REIT	10,184,958	1,148,150,315
Prudential Financial, Inc.	4,086,375	406,430,857
PTC, Inc. (a)	1,153,886	138,512,475
Public Service Enterprise Group, Inc.	5,506,119	337,359,911
Public Storage REIT	1,737,381	486,796,782
PulteGroup, Inc.	2,543,154	115,789,802
Qorvo, Inc. (a)	1,135,348	102,907,943
QUALCOMM, Inc.	12,347,532	1,357,487,668
Quanta Services, Inc.	1,558,035	222,019,987
Quest Diagnostics, Inc.	1,281,205	200,431,710
Ralph Lauren Corp.	472,065	49,883,109
Raymond James Financial, Inc.	2,130,795	227,675,446
Raytheon Technologies Corp.	16,235,258	1,638,462,237

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Realty Income Corp. REIT	6,919,891	$438,928,686
Regency Centers Corp. REIT	1,664,584	104,036,500
Regeneron Pharmaceuticals, Inc. (a)	1,177,924	849,860,387
Regions Financial Corp.	10,351,068	223,169,026
Republic Services, Inc.	2,258,465	291,319,400
ResMed, Inc.	1,616,314	336,403,433
Robert Half International, Inc.	1,211,049	89,411,748
Rockwell Automation, Inc.	1,263,333	325,396,681
Rollins, Inc.	2,553,809	93,316,181
Roper Technologies, Inc.	1,170,160	505,614,434
Ross Stores, Inc.	3,843,554	446,121,313
Royal Caribbean Cruises, Ltd. (a)	2,408,454	119,049,881
S&P Global, Inc.	3,674,216	1,230,641,907
Salesforce, Inc. (a)	11,033,676	1,462,955,101
SBA Communications Corp. REIT	1,184,656	332,070,923
Schlumberger, Ltd.	15,645,674	836,417,732
Seagate Technology Holdings PLC	2,145,243	112,861,234
Sealed Air Corp.	1,632,740	81,441,071
Sempra Energy	3,468,299	535,990,927
ServiceNow, Inc. (a)	2,221,256	862,447,067
Sherwin-Williams Co.	2,593,525	615,521,288
Signature Bank	685,781	79,015,687
Simon Property Group, Inc. REIT	3,579,448	420,513,551
Skyworks Solutions, Inc.	1,762,332	160,601,315
Snap-on, Inc.	587,734	134,291,342
SolarEdge Technologies, Inc. (a)	607,139	171,984,265
Southern Co.	12,011,993	857,776,420
Southwest Airlines Co.	6,551,405	220,585,806
Stanley Black & Decker, Inc.	1,623,238	121,937,639
Starbucks Corp.	12,665,579	1,256,425,437
State Street Corp. (c)	4,048,762	314,062,468
Common Stocks	Shares	Value
Steel Dynamics, Inc.	1,831,493	$178,936,866
STERIS PLC	1,094,653	202,171,463
Stryker Corp.	3,701,726	905,034,990
SVB Financial Group (a)	638,518	146,948,533
Synchrony Financial	4,971,174	163,352,778
Synopsys, Inc. (a)	1,677,852	535,721,365
Sysco Corp.	5,602,111	428,281,386
T Rowe Price Group, Inc.	2,479,097	270,370,319
Take-Two Interactive Software, Inc. (a)	1,726,499	179,780,341
Tapestry, Inc.	2,769,515	105,463,131
Targa Resources Corp.	2,483,642	182,547,687
Target Corp.	5,099,084	759,967,479
TE Connectivity, Ltd.	3,516,655	403,711,994
Teledyne Technologies, Inc. (a)	509,161	203,618,576
Teleflex, Inc.	509,192	127,109,599
Teradyne, Inc.	1,724,261	150,614,198
Tesla, Inc. (a)	29,615,384	3,648,023,001
Texas Instruments, Inc.	10,047,395	1,660,030,602
Textron, Inc.	2,325,641	164,655,383
Thermo Fisher Scientific, Inc.	4,327,462	2,383,090,049
TJX Cos., Inc.	12,874,450	1,024,806,220
T-Mobile US, Inc. (a)	6,619,595	926,743,300
Tractor Supply Co.	1,220,379	274,548,664
Trane Technologies PLC	2,552,241	429,006,190
TransDigm Group, Inc.	566,804	356,888,139
Travelers Cos., Inc.	2,610,616	489,464,394
Trimble, Inc. (a)	2,739,452	138,506,693
Truist Financial Corp.	14,638,941	629,913,631
Tyler Technologies, Inc. (a)	459,414	148,119,668
Tyson Foods, Inc. Class A	3,210,959	199,882,198
UDR, Inc. REIT	3,376,449	130,769,870
Ulta Beauty, Inc. (a)	572,872	268,717,069
Union Pacific Corp.	6,783,459	1,404,650,855
United Airlines Holdings, Inc. (a)	3,607,016	135,984,503
United Parcel Service, Inc. Class B	8,036,676	1,397,095,756
United Rentals, Inc. (a)	769,264	273,411,811

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2022 (Unaudited)

Common Stocks	Shares	Value
UnitedHealth Group, Inc.	10,309,262	$5,465,764,527
Universal Health Services, Inc. Class B	735,673	103,648,969
US Bancorp	14,865,840	648,299,282
Valero Energy Corp.	4,253,819	539,639,478
Ventas, Inc. REIT	4,356,129	196,243,611
VeriSign, Inc. (a)	1,026,101	210,802,189
Verisk Analytics, Inc.	1,725,921	304,486,983
Verizon Communications, Inc.	46,339,352	1,825,770,469
Vertex Pharmaceuticals, Inc. (a)	2,832,195	817,881,272
VF Corp.	3,525,569	97,340,960
Viatris, Inc.	13,168,760	146,568,299
VICI Properties, Inc. REIT	10,554,949	341,980,348
Visa, Inc. Class A	18,040,168	3,748,025,304
Vontier Corp.	1	19
Vornado Realty Trust REIT	1,721,815	35,830,970
Vulcan Materials Co.	1,466,504	256,799,515
W R Berkley Corp.	2,243,312	162,797,152
W.W. Grainger, Inc.	497,877	276,944,081
Walgreens Boots Alliance, Inc.	7,919,918	295,888,136
Walmart, Inc.	15,572,889	2,208,079,931
Walt Disney Co. (a)	20,114,893	1,747,581,904
Warner Bros Discovery, Inc. (a)	24,124,374	228,699,066
Waste Management, Inc.	4,136,252	648,895,214
Waters Corp. (a)	658,066	225,440,250
WEC Energy Group, Inc.	3,480,303	326,313,209
Wells Fargo & Co.	42,043,781	1,735,987,717
Common Stocks	Shares	Value
Welltower, Inc. REIT	5,213,738	$341,760,526
West Pharmaceutical Services, Inc.	805,490	189,572,071
Western Digital Corp. (a)	3,419,481	107,884,626
Westinghouse Air Brake Technologies Corp.	1,999,925	199,612,514
Westrock Co.	2,793,355	98,214,362
Weyerhaeuser Co. REIT	8,165,012	253,115,372
Whirlpool Corp.	598,774	84,702,570
Williams Cos., Inc.	13,397,470	440,776,763
Willis Towers Watson PLC	1,208,274	295,519,655
Wynn Resorts, Ltd. (a)	1,153,946	95,165,927
Xcel Energy, Inc.	6,038,049	423,327,615
Xylem, Inc.	1,963,069	217,056,539
Yum! Brands, Inc.	3,127,702	400,596,072
Zebra Technologies Corp. Class A (a)	569,268	145,966,008
Zimmer Biomet Holdings, Inc.	2,315,344	295,206,360
Zions Bancorp NA	1,657,460	81,480,734
Zoetis, Inc.	5,142,026	753,563,910
Total Common Stocks (Cost $444,612,038,908)		$354,541,253,918
(a)	Non-income producing security.
(b)	Affiliate of the PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company( the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$354,541,253,918	$—	$—	$354,541,253,918

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at December 31, 2022 and for the year then ended are (Note 3):
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
Intercontinental Exchange, Inc.	6,118,547	$552,810,721	$181,679,316	$181,264,314	$4,437,653	$71,599,062	6,133,760	$629,262,438	$2,411,710
State Street Corp.	3,973,516	241,629,508	93,959,562	88,591,671	3,344,219	63,720,850	4,048,762	314,062,468	2,472,538
TOTAL		$794,440,229	$275,638,878	$269,855,985	$7,781,872	$135,319,912		$943,324,906	$4,884,248
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Valuation
The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value ("NAV") and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at December 31, 2022 are listed in the Schedule of Investments.
Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the Trust's website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.